UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

October 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Financials - 17.7%
Capital Markets - 7.4%
Credit Suisse Group AG (Sponsored ADR)	261,400	$13,932,620
The Goldman Sachs Group, Inc.	65,700	11,180,169
Greenhill & Co., Inc.	176,600	15,228,218
Nomura Holdings, Inc.	2,075,400	14,627,874
TD Ameritrade Holding Corp. (a)	600,300	11,585,790
Yuanta Financial Holding Co. Ltd.	26,342,000	17,383,831

		83,938,502

Commercial Banks - 4.9%
Itau Unibanco Holding SA (ADR)	830,810	15,901,704
Shinhan Financial Group Co. Ltd. (a)	307,730	11,675,566
Standard Chartered PLC	536,700	13,166,301
United Overseas Bank Ltd.	1,255,000	15,043,504

		55,787,075

Insurance - 1.3%
China Life Insurance Co. Ltd.-Class H	3,248,000	14,913,334

Real Estate Management & Development - 4.1%
Ciputra Development Tbk PT (a)	105,325,000	6,808,407
Kerry Properties Ltd.	2,351,500	13,155,862
Mitsui Fudosan Co. Ltd.	736,000	11,908,487
Sun Hung Kai Properties Ltd.	966,000	14,586,470

		46,459,226

		201,098,137

Industrials - 14.9%
Construction & Engineering - 3.4%
GS Engineering & Construction Corp.	108,390	9,504,950
IRB Infrastructure Developer	1,103,800	5,389,960
IVRCL Infrastructures and Projects Ltd.	683,500	4,990,313
Shaw Group, Inc. (a)	753,800	19,342,508

		39,227,731

Electrical Equipment - 2.3%
A123 Systems, Inc. (a)	779,800	15,330,868
ABB Ltd. (Sponsored ADR) (a)	589,300	10,919,729

		26,250,597

Industrial Conglomerates - 1.2%
Jaiprakash Associates Ltd	3,088,700	13,588,988

Machinery - 5.2%
The Japan Steel Works Ltd.	1,255,000	13,840,575

NGK Insulators Ltd.	585,000	13,121,525
PACCAR, Inc.	374,100	13,995,081
Weg SA	1,786,900	17,649,898

		58,607,079

Marine - 1.5%
China COSCO Holdings Co. Ltd.-Class H	13,763,000	16,945,726

Road & Rail - 1.3%
Canadian National Railway Co.	297,100	14,332,104

		168,952,225

Information Technology - 13.5%
Communications Equipment - 2.8%
Juniper Networks, Inc. (a)	524,500	13,379,995
QUALCOMM, Inc.	447,300	18,522,693

		31,902,688

Computers & Peripherals - 2.3%
Apple, Inc. (a)	65,200	12,290,200
Toshiba Corp. (a)	2,358,000	13,476,783

		25,766,983

Electronic Equipment, Instruments & Components - 0.9%
Byd Co. Ltd.-Class H (a)	1,129,000	10,350,603

Internet Software & Services - 3.3%
Baidu.com (Sponsored ADR) (a)	30,400	11,488,768
Equinix, Inc. (a)	156,800	13,378,176
Tencent Holdings Ltd.	714,000	12,432,580

		37,299,524

Software - 4.2%
Red Hat, Inc. (a)	417,770	10,782,644
Salesforce.com, Inc. (a)	212,900	12,082,075
Shanda Interactive Entertainment Ltd. (Sponsored ADR) (a)	312,900	13,667,472
VMware, Inc.-Class A (a)	292,200	11,229,246

		47,761,437

		153,081,235

Energy - 13.1%
Energy Equipment & Services - 5.5%
National Oilwell Varco, Inc. (a)	361,800	14,830,182
Saipem SpA	388,525	11,463,392
Schlumberger Ltd.	299,500	18,628,900
WorleyParsons Ltd.	759,600	17,524,462

		62,446,936

Oil, Gas & Consumable Fuels - 7.6%
Cameco Corp.	539,895	15,048,503
Denbury Resources, Inc. (a)	1,348,656	19,690,378
Occidental Petroleum Corp.	260,700	19,781,916
Petroleo Brasileiro SA (ADR)	410,100	18,954,822
Tullow Oil PLC	676,905	13,112,941

		86,588,560

		149,035,496

Materials - 10.8%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	196,750	15,175,328
Monsanto Co.	225,200	15,128,936

		30,304,264

Metals & Mining - 8.1%
Agnico-Eagle Mines	259,400	13,808,456
ArcelorMittal (New York)	333,600	11,349,072
Barrick Gold Corp.	363,900	13,074,927
Hitachi Metals Ltd.	1,206,000	11,506,076
Impala Platinum Holdings Ltd.	969,093	21,323,427
Rio Tinto PLC	472,198	20,875,759

		91,937,717

		122,241,981

Health Care - 10.6%
Biotechnology - 3.1%
Cepheid, Inc. (a)	620,600	8,235,362
Genomic Health, Inc. (a)	804,100	14,932,137
Gilead Sciences, Inc. (a)	272,900	11,611,895

		34,779,394

Health Care Providers & Services - 0.8%
Medco Health Solutions, Inc. (a)	154,300	8,659,316

Health Care Technology - 1.2%
athenahealth, Inc. (a)	377,200	14,186,492

Life Sciences Tools & Services - 3.6%
Illumina, Inc. (a)	661,300	21,227,730
Qiagen NV (a)	953,500	19,861,405

		41,089,135

Pharmaceuticals - 1.9%
Roche Holding AG	53,846	8,624,133
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	254,680	12,856,246

		21,480,379

		120,194,716

Consumer Discretionary - 9.3%
Auto Components - 1.0%
Johnson Controls, Inc.	466,300	11,153,896

Automobiles - 2.3%
Hyundai Motor Co.	71,400	6,476,297
Toyota Motor Corp.(Sponsored ADR)	247,100	19,493,719

		25,970,016

Hotels, Restaurants & Leisure - 2.2%
Ctrip.com International Ltd. (ADR) (a)	224,300	12,009,022
Yum! Brands, Inc.	390,400	12,863,680

		24,872,702

Internet & Catalog Retail - 1.6%
Amazon.Com, Inc. (a)	158,800	18,867,028

Media - 2.2%
Publicis Groupe	326,000	12,387,192
The Walt Disney Co.	472,800	12,940,536

		25,327,728

		106,191,370

Consumer Staples - 5.0%
Beverages - 1.0%
Heckmann Corp. (a)	2,670,700	11,377,182

Food Products - 2.9%
Chaoda Modern Agriculture Holdings Ltd.	23,942,000	18,498,700
Perdigao SA (Sponsored ADR) (a)	289,700	14,012,789

		32,511,489

Personal Products - 1.1%
L’Oreal SA	121,744	12,447,913

		56,336,584

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.3%
China Unicom Hong Kong Ltd. (ADR)	1,078,890	13,647,958
Telekomunikasi Indonesia Tbk PT	14,618,000	12,587,757

		26,235,715

Wireless Telecommunication Services - 1.1%
Softbank Corp.	550,500	12,971,895

		39,207,610

Utilities - 1.5%
Independent Power Producers & Energy Traders - 1.5%
China Resources Power Holdings Co.	8,181,200	16,990,033

Total Common Stocks (cost $914,371,186)		1,133,329,387

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio 0.11% (b) (cost $7,046,969)	7,046,969	7,046,969

Total Investments - 100.4%
(cost $921,418,155) (c)		1,140,376,356
Other assets less liabilities - (0.4)%		-4,433,061

Net Assets - 100.0%		$1,135,943,295

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at October 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 1/15/10	30,437	$26,821,084	$27,200,560	$379,476
British Pound settling 1/15/10	29,942	$47,558,076	$49,122,282	$1,564,206
Canadian Dollar settling 1/15/10	6,725	6,214,538	6,215,306	768
Canadian Dollar settling 1/15/10	3,809	3,593,159	3,520,312	(72,847)
Euro settling 1/15/10	8,487	12,387,965	12,486,817	98,852
Euro settling 1/15/10	61,554	90,282,483	90,563,632	281,149
Japanese Yen settling 1/15/10	568,282	6,214,128	6,315,981	101,853
Swedish Krona settling 1/15/10	60,864	8,656,915	8,585,068	(71,847)
Sale Contracts:
Canadian Dollar settling 1/15/10	6,393	6,138,439	5,908,469	229,970
Canadian Dollar settling 1/15/10	11,515	10,666,679	10,642,268	24,411
Canadian Dollar settling 1/15/10	4,141	3,835,928	3,827,150	8,778
Japanese Yen settling 1/15/10	877,239	9,644,440	9,749,780	(105,340)
Japanese Yen settling 1/15/10	568,282	6,247,741	6,315,981	(68,240)

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $241,188,997 and gross unrealized depreciation of investments was $(22,230,796), resulting in net unrealized appreciation of $218,958,201

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt
TBA	-	To Be Announced

Country Breakdown *

October 31, 2009 (unaudited)

Summary

37.5%	United States
9.7%	Japan
8.5%	China
5.8%	Brazil
5.3%	Hong Kong
4.9%	Canada
4.1%	United Kingdom
3.0%	Switzerland
2.8%	Netherlands
2.4%	South Korea
2.2%	France
2.1%	India
1.9%	South Africa
9.2%	Other
0.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of October 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Australia, Cayman Islands, Indonesia, Israel, Italy, Singapore and Taiwan.

October 31, 2009 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Financials	$67,828,501	$133,269,636	$—	$201,098,137
Industrials	91,570,188	77,382,037	—	168,952,225
Information Technology	116,821,269	36,259,966	—	153,081,235
Energy	106,934,701	42,100,795	—	149,035,496
Materials	68,536,719	53,705,262	—	122,241,981
Health Care	111,570,583	8,624,133	—	120,194,716
Consumer Discretionary	87,327,881	18,863,489	—	106,191,370
Consumer Staples	25,389,971	30,946,613	—	56,336,584
Telecommunication Services	13,647,959	25,559,651	—	39,207,610
Utilities	—	16,990,033	—	16,990,033
Short-Term Investments	7,046,969	—	—	7,046,969

Total Investments in Securities	696,674,741	443,701,615	—	1,140,376,356
Other Financial Instruments*	—	—	—	—

Total	$696,674,741	$443,701,615	$—	$1,140,376,356

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2009